Interests in Other Entities - Parent (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [line items]
Disclosure of Sensitivity of VIU Changes to Current Assumptions to Achieve Nil Headroom

2023	Carrying value	Value in use	Headroom	Increase in discount rate	Decrease in GDP growth rate	Decrease in cash flows
CGU	£m	£m	£m	bps	%	%
Personal Financial Services	7,513	8,178	665	101	4	8

2022
Personal Financial Services	8,860	10,752	1,892	239	13	18

Santander UK Group Holdings plc
Disclosure of subsidiaries [line items]
Disclosure of Interests in Subsidiaries

	2023	2022
	£m	£m
Interests in ordinary shares of subsidiaries	11,635	11,635
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	495	495
£750m Fixed Rate Reset Perpetual AT1 Capital Securities	750	750
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	210	210
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	500	500
£450m Fixed Rate Reset Perpetual AT1 Capital Securities	50	50
	13,640	13,640
The Company’s interests in subsidiaries were as follows:

	Cost	Impairment	Carrying amount
	£m	£m	£m
At 31 December 2023	11,645	(10)	11,635

At 31 December 2022	11,645	(10)	11,635

Disclosure of Key Assumptions in VIU Calculation	Carrying amount of investments and key assumptions in the VIU calculation

	Carrying amount of investment		Discount rate		Growth rate beyond initial cash flow projections
	2023	2022	2023	2022	2023	2022
Investment	£m	£m	%	%	%	%
Santander UK plc	11,268	11,268	16.7	16.9	1.6	1.6
Santander Financial Services plc	337	337	17.9	16.7	1.6	1.6
Other	30	30
	11,635	11,635

Disclosure of Sensitivity of Key Assumptions in Calculating VIU for Investments

		Reduction in headroom
		2023	2022
Subsidiary	Reasonably possible change	£m	£m
Santander UK plc	Cash flow projections decrease by 10% (2022: 5%)	(1,261)	(773)
	Discount rate increases by 100 basis points (2022: 100 basis points)	(1,026)	(1,212)
	GDP growth rate decreases by 10 basis points (2022: 10 basis points)	(24)	(42)

		Reduction in headroom
		2023	2022
Subsidiary	Reasonably possible change	£m	£m
Santander Financial Services plc	Cash flow projections decrease by 10% (2022: 5%)	(50)	(18)
	Discount rate increases by 100 basis points (2022: 100 basis points)	(34)	(29)

Disclosure of Sensitivity of VIU Changes to Current Assumptions to Achieve Nil Headroom

2023	Carrying value	Value in use	Headroom	Increase in post tax discount rate	Decrease in cash flows
Subsidiary	£m	£m	£m	bps	%
Santander UK plc	11,268	12,610	1,342	135	11

2022
Santander UK plc	11,268	15,461	4,193	450	27

2023	Carrying value	Value in use	Headroom	Increase in post tax discount rate	Decrease in cash flows
Subsidiary	£m	£m	£m	bps	%
Santander Financial Services plc	337	497	160	720	32

2022
Santander Financial Services plc	337	359	22	75	6